General (Details) $ in Thousands	Dec. 31, 2018 USD ($) aircraft	Dec. 31, 2017 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Total assets | $	$ 43,208,915	$ 42,040,144
Number of owned aircraft | aircraft	962